BORROWINGS AND FINANCING (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Borrowings and financing, current	R$ 5,269,952	R$ 5,532,736
Borrowings and financing, noncurrent	36,170,996	27,221,914
Transaction costs and issue premiums, current	(76,316)	(45,877)
Transaction costs and issue premiums, noncurrent	(445,890)	(201,251)
Borrowings and financing and transaction costs, current	5,193,636	5,486,859
Borrowings and financing and transaction costs, noncurrent	35,725,106	27,020,663
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, current	2,823,112	2,855,220
Borrowings and financing, noncurrent	22,430,945	19,335,118
Foreign Currency [Member] | Prepayment [Member] | Variable Interest [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, current	1,571,208	1,626,521
Borrowings and financing, noncurrent	5,474,359	3,875,713
Foreign Currency [Member] | Bonds Perpetual Bonds And A C C [Member] | Fixed Interest [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, current	1,189,717	678,239
Borrowings and financing, noncurrent	16,790,284	15,380,392
Foreign Currency [Member] | Facility [Member] | Fixed Interest [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, current	62,187	550,460
Borrowings and financing, noncurrent	166,302	79,013
Local Currency [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, current	2,446,840	2,677,516
Borrowings and financing, noncurrent	13,740,051	7,886,796
Local Currency [Member] | B N D E S F I N A M E Debentures N C E And C C B [Member] | Variable Interest [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, current	2,446,840	2,677,516
Borrowings and financing, noncurrent	R$ 13,740,051	R$ 7,886,796